Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Schedule of effect of share-based compensation on profit or loss

	2024	2023	2022
Research and development	2,089	30,190	137,914
General and administration	173,194	250,010	539,794
Total share-based compensation for continuing operations	175,283	280,200	677,708

	2024	2023	2022
Research and development	113,709	540,470	909,484
General and administration	213,972	973,797	2,094,881
Total share-based compensation for discontinued operations	327,681	1,514,267	3,004,365

Equity sharing certificate plan
Share-based compensation
Schedule of movements in number of subscription rights outstanding

	Average
	subscription
	prices / floor
	prices (CHF)	2022
At January 1	1.54	198,750
Exercised under the DSPPP	0.13	(198,750)
At December 31	—	—

Employee share option plans (ESOP)
Share-based compensation
Schedule of share options granted

During 2023, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2023.

			Number of share	Number of
			options granted	share	Number of
			for continuing	options repriced	options exercised
	Strike price at	Expiry date at	and discontinued	to CHF 0.043 on	under
	grant date	grant date	operations	November 27 2023	the DSPPP
January 1, 2023	0.101	Dec. 31, 2032	436,677	—	—
May 12, 2023	0.13	May 11, 2033	12,736,209	12,736,209	12,527,235
July 1, 2023	0.106	June 30, 2033	147,695	—	—
Total 2023			13,320,581	12,736,209	12,527,235

During 2022, the Group granted the following options with vesting over 4 years and a 10-year exercise period at the grant date as described in the table below. Grant conditions relating to the strike price have been amended during the year ended December 31, 2022.

			Number of share	Number of	Number of
			options granted	share options	share options	Number of
			for continuing	repriced to	repriced to	options exercised
	Strike price at	Expiry date at	and discontinued	CHF 0.19 on	CHF 0.13 on	under
	grant date	grant date	operations	August 2 2022	October 5 2022	the DSPPP
April 12, 2022	1.00	April 11, 2032	3,840,657	3,840,657	3,840,657	3,738,258
April 12, 2022	1.00	Dec. 31, 2031	6,000	6,000	6,000	6,000
April 12, 2022	1.04	Dec. 31, 2031	49,713	—	—	—
May 2, 2022	1.00	May 1, 2032	6,000	6,000	6,000	6,000
October 5, 2022	0.13	Oct. 4, 2032	5,423,076	—	—	5,332,547
October 6, 2022	0.13	Oct. 5, 2032	2,677	—	—	2,677
December 29, 2022	0.20	June 30, 2032	108,955	—	—	—
Total 2022			9,437,078	3,852,657	3,852,657	9,085,482

Schedule of movements in number of options outstanding

	Average		Average		Average
	strike price		strike price		strike price
	(CHF)	2024	(CHF)	2023	(CHF)	2022
At January 1	0.32	1,570,346	0.55	777,000	2.01	8,615,885
Exercised under the DSPPP	—	—	0.043	(12,527,235)	0.13	(17,240,133)
Granted	0.05	6,439,124	0.13	13,320,581	0.49	9,437,078
Forfeited	0.05	(2,679)	—	—	1.00	(35,830)
At December 31	0.10	8,006,791	0.32	1,570,346	0.55	777,000

Schedule of outstanding share options

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
2034	6,436,445	—	—	—	6,436,445
Total	7,229,791	359,113	171,425	246,462	8,006,791

At December 31, 2023		Range of strike prices (CHF)
Expiry date	0.043 to 0.106	0.13	0.14 to 0.99	1.00 to 3.00	Total
2025	—	—	25,000	4,687	29,687
2027	—	56,655	11,385	7,241	75,281
2028	—	59,530	26,085	5,292	90,907
2029	—	—	—	110,500	110,500
2030	—	10,000	—	44,854	54,854
2031	—	40,000	—	73,888	113,888
2032	436,677	192,928	108,955	—	738,560
2033	356,669	—	—	—	356,669
Total	793,346	359,113	171,425	246,462	1,570,346

Schedule of inputs to option pricing model

	2024	2023	2022
Weighted average share price per share at the grant date	CHF 0.057	CHF 0.14	CHF 0.41
Weighted average strike price per share	CHF 0.050	CHF 0.13	CHF 0.49
Weighted average volatility (1)	64.62%	58.16%	50.34%
Weighted average expected option life (years)	6.25	6.25	6.25
Dividend yield	—	—	—
Weighted average annual risk-free rate	0.84%	0.86%	0.75%

(1) The expected volatility is based on historical share prices of the company

Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Schedule of movements in number of options outstanding

	Average		Average		Average
	deferred strike		deferred strike		deferred strike
	price payment		price payment		price payment
	(CHF)	2024	(CHF)	2023	(CHF)	2022
At January 1	0.09	29,958,807	0.13	17,438,883	—	—
Forfeited	0.09	(8,539)	0.13	(7,311)	—	—
Granted - exercise of ESOP & ESC	—	—	0.043	12,527,235	0.13	17,438,883
At December 31	0.099	29,950,268	0.09	29,958,807	0.13	17,438,883

Schedule of outstanding share options

At December 31, 2024	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2033	—	17,427,207	17,427,207
2034	12,523,061	—	12,523,061
Total	12,523,061	17,427,207	29,950,268

At December 31, 2023	Range of strike prices (CHF)
Expiry date	0.043	0.13	Total
2032	—	17,431,572	17,431,572
2033	12,527,235	—	12,527,235
Total	12,527,235	17,431,572	29,958,807